Unaudited Interim Condensed Consolidated Statements of Stockholders Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.30	$ 0.05